Commitments and Contingencies - Lease commitments (Details) ¥ in Millions	Dec. 31, 2023 CNY (¥)
Commitments and Contingencies.
Total future lease payment	¥ 27.8
Lease payments under operating leases	23.7
Lease payments more than one year and less tha three years	¥ 4.1